Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock Based Compensation (Tables) [Abstract]
Total Fair Value of Stock Options Vested and Total Intrinsic Value of Options Exercised [Table Text Block]
	Years Ended December 31,
Stock Options	2011	2010	2009

	(in thousands)
Fair Value of Stock Options Vested	$-	$-	$25
Intrinsic Value of Options Exercised (a)	1,202	2,058	106

(a)	Intrinsic value is calculated as market price at exercise dates less the option exercise price.

Summary of Stock Option Transactions [Table Text Block]
	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
	(in thousands)		(in thousands)		(in thousands)
Outstanding at January 1,	551	$32.88	1,089	$32.78	1,128	$32.73
Granted	-	NA	-	NA	-	NA
Exercised/Converted	(104)	27.39	(448)	31.53	(21)	27.20
Forfeited/Expired	(126)	46.40	(90)	38.44	(18)	36.28
Outstanding at December 31,	321	29.35	551	32.88	1,089	32.78

Options Exercisable at December 31,	321	$29.35	551	$32.88	1,089	$32.78

NA Not Applicable

Stock Options Outstanding and Exercisable [Table Text Block]
	Number	Weighted
	of Options	Average	Weighted
2011 Range of	Outstanding	Remaining	Average	Aggregate
Exercise Prices	and Exercisable	Life	Exercise Price	Intrinsic Value
	(in thousands)	(in years)		(in thousands)
$27.06-27.95	162	1.27	$27.47	$2,240
$30.76-38.65	159	2.12	31.26	1,599
Total	321	1.69	29.35	$3,839

Performance Units and Reinvested Dividends on Outstanding Performance Units [Table Text Block]
	Years Ended December 31,
Performance Units	2011	2010	2009
Awarded Units (in thousands)	7	736	1,179
Weighted Average Unit Fair Value at Grant Date	$38.39	$35.43	$34.32
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares	Years Ended December 31,
(Reinvested Dividends Portion)	2011	2010	2009
Awarded Units (in thousands)	198	211	224
Weighted Average Grant Date Fair Value	$37.31	$34.70	$28.82
Vesting Period (in years)	(a)	(a)	(a)

 (a)       The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP Career Shares vest immediately upon grant.

Summary of Performance Scores and Performance Units Earned [Table Text Block]
	Years Ended December 31,
	2011	2010	2009
Certified Performance Score	89.8%	55.8%	73.5%
Performance Units Earned	1,216,926	489,013	593,175
Performance Units Mandatorily Deferred as AEP Career Shares	52,639	33,501	26,635
Performance Units Voluntarily Deferred into the Incentive
Compensation Deferral Program	42,502	6,583	27,855
Performance Units to be Paid in Cash	1,121,785	448,929	538,685

Summary of Cash Payouts for Performance Units and Career Shares [Table Text Block]
	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Cash Payouts for Performance Units	$15,985	$18,683	$30,034
Cash Payouts for AEP Career Share Distributions	2,777	3,594	2,184

Summary of Units Awarded and Fair Value of Restricted Stock Units [Table Text Block]
	Years Ended December 31,
Restricted Stock Units	2011	2010	2009
Awarded Units (in thousands)	121	873	130
Weighted Average Grant Date Fair Value	$37.07	$35.24	$29.29

Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested [Table Text Block]
	Years Ended December 31,
Restricted Shares and Restricted Stock Units	2011	2010	2009
	(in thousands)
Fair Value of Restricted Shares and Restricted Stock Units Vested	$7,164	$6,044	$6,573
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested (a)	8,017	5,993	5,445

(a)	Intrinsic value is calculated as market price at exercise date.

Status of Nonvested Restricted Shares and Restricted Stock Units [Table Text Block]
		Weighted
		Average
Nonvested Restricted Shares and		Grant Date
Restricted Stock Units	Shares/Units	Fair Value
	(in thousands)
Nonvested at January 1, 2011	1,026	$34.88
Granted	121	37.07
Vested	(213)	33.61
Forfeited	(31)	35.35
Nonvested at December 31, 2011	903	35.46

Stock Unit Accumulation Plan for Non-employee Directors [Table Text Block]
	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2011	2010	2009
Awarded Units (in thousands)	52	54	56
Weighted Average Grant Date Fair Value	$37.72	$34.67	$29.56

Compensation Cost and Actual Tax Benefit Realized for Tax Deductions from Compensation Cost for Share-based Payment Arrangements [Table Text Block]
	Years Ended December 31,
Share-based Compensation Plans	2011	2010	2009
	(in thousands)
Compensation Cost for Share-based Payment Arrangements (a)	$61,807	$28,116	$31,165
Actual Tax Benefit Realized	21,632	9,841	10,908
Total Compensation Cost Capitalized	11,608	4,689	5,956

(a)        Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on our statements of income.

Cash Received from Stock Options Exercised and Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised [Table Text Block]
	Years Ended December 31,
Share-based Compensation Plans	2011	2010	2009
	(in thousands)
Cash Received from Stock Options Exercised	$2,855	$14,134	$567
Actual Tax Benefit Realized for the Tax Deductions from Stock Options
Exercised	411	706	35